Deferred Policy Acquisition Costs - Rollforward of VOBA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 7,949	$ 7,241	$ 7,939
Balance, end of year	13,087	7,949	7,241
Value Of Business Acquired
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	109	122	130
Acquisitions	0	0	0
Amortization expense	(11)	(11)	(11)
Change related to unrealized (appreciation) depreciation of investments	4	(1)	2
Other, including foreign exchange	(10)	(1)	1
Balance, end of year	$ 92	$ 109	$ 122